CONSECO VARIABLE INSURANCE COMPANY
Dated December 23, 2002

Conseco Variable Annuity Account C
Supplement to the Maxiflex Individual Annuity Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Supplement to the Maxiflex Group Annuity Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Annuity Account E
Supplement to the Achievement Series and Educator Series Annuity Prospectus Dated May 1, 2002, As
Previously Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Annuity Account F
Supplement to the Conseco Advantage Annuity Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Annuity Account G
Supplement to the Monument Series Annuity Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Annuity Account H
Supplement to the Advantage Plus Annuity Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Annuity Account I
Supplement to the Advantage Strategy Annuity Prospectus Dated May 1, 2002 As Previously
Supplemented on October 24, 2002, September 6, 2002, July 19, 2002 and June 24, 2002

Conseco Variable Account L
Supplement to the Universal Life Prospectus Dated May 1, 2002,
As Previously Supplemented on October 24, 2002, July 19, 2002 and June 18, 2002

Supplement to the Universal Life Plus Prospectus Dated May 15, 2002,
As Previously Supplemented on October 24, 2002 and July 19, 2002

EFFECTIVE IMMEDIATELY, THE BERGER IPT – SMALL COMPANY GROWTH SUBACCOUNT IS CLOSED TO NEW CONTRIBUTIONS AND TRANSFERS, INCLUDING DOLLAR COST AVERAGING TRANSFERS, AUTOMATIC PORTFOLIO REBALANCING AND ASSET ALLOCATIONS. PLEASE DISREGARD ALL REFERENCES IN THE PROSPECTUS TO THIS SUBACCOUNT.

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC (“Berger”), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (“Janus Capital”). As the transaction is presently contemplated, Berger, the investment adviser to the Berger IPT Funds, will be consolidated into Janus Capital and Berger will cease to exist.

In connection with the anticipated reorganization of Berger, the Berger IPT Funds’ Trustees have approved the liquidation of the following Berger IPT Fund:

Berger IPT – Small Company Growth Fund

The Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it was in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Berger IPT Funds’ Trustees have approved the closing of the Fund to new investors and the discontinuance of sales to existing investors as soon as practicable beginning December 23, 2002. The Fund will be liquidated on or about

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March 31, 2003 and in connection with that liquidation, the Fund may immediately start converting its assets to cash or cash equivalents.

IF YOU HAVE CONTRACT VALUE ALLOCATED TO THE BERGER IPT- SMALL COMPANY GROWTH SUBACCOUNT, YOU MAY TRANSFER IT TO ANOTHER OPTION AVAILABLE UNDER YOUR CONTRACT AT ANY TIME BEFORE MARCH 31, 2003.

Prior to the liquidation date, we will send contract owners with contract values allocated to the Berger IPT – Small Company Growth Subaccount more detailed information regarding available investment options and liquidation procedures.

Also in connection with the anticipated reorganization of Berger, the Berger IPT Funds’ Trustees have approved the reorganization of the following Berger IPT Funds into comparable Janus funds as follows, subject to shareholder approval:

Current Fund	Proposed Acquiring Fund

Berger IPT – Growth Fund	Janus Aspen Series Growth Fund
Berger IPT – Large Cap Growth Fund	Janus Aspen Series Growth and Income Fund
Berger IPT – International Fund	Janus Aspen Series International Growth Fund

It is anticipated that you will be receiving materials about the proposed reorganizations in January if you have contract value allocated to the Subaccounts that invest in these Funds. We will ask you to instruct us how to vote on these reorganizations.

Also in connection with the anticipated reorganization of Berger and effective on December 16, 2002, the Berger IPT Funds’ Trustees have named Janus Capital as interim investment adviser to the Berger IPT-Growth Fund and Berger IPT-Large Cap Growth Fund pursuant to an Interim Advisory Agreement. Contract owners with contract value allocated to the Subaccounts that invest in these Funds will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting. Bank of Ireland Asset Management will continue to manage the Berger IPT – International Fund until the Fund’s reorganization.

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206 also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of other funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970. Janus Capital is currently an indirect subsidiary of Stilwell, a publicly traded holding company with principal operations in financial asset management businesses.

PLEASE READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND
KEEP THEM TOGETHER FOR FUTURE REFERENCE.

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